Document and Entity Information	Jul. 25, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001518557
Current Fiscal Year End Date	--05-31
Document Type	8-K
Document Period End Date	Jul. 25, 2024
Entity Registrant Name	MAINSTAY MACKAY DEFINEDTERM MUNICIPAL OPPORTUNITIES FUND
Entity Incorporation State Country Code	DE
Entity File Number	811-22551
Entity Tax Identification Number	45-1681733
Entity Address, Address Line One	51 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(212)
Local Phone Number	576-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MMD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false